Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 3,304,283	$ 1,685,013	$ 2,010
Accounts receivable, net of allowance	7,500	10,000	1,000
Prepaid expenses and other current assets	1,038,993	201,293	250
Total current assets	4,353,776	1,896,306	16,945
Property and equipment, net	1,176,235	802,557
Intangible assets, net	17,847,086	17,882,147	600,317
Other assets	13,475,000	1,427,729	8,850
TOTAL ASSETS	36,852,097	22,008,739	626,112
Current liabilities:
Accounts payable	4,416,613	1,282,974	580,680
Accrued expenses	7,773,389	1,637,048
Due to related parties	693,036
Deferred revenue		2,290	50,000
Short-term debt	223,300	223,300
Total current liabilities	13,106,338	3,145,612	666,219
Warrant liabilities	1,974,560
Note payable - related party	500,000	500,000
Long-term debt	668,674	668,674
Total liabilities	16,249,572	4,314,286	666,219
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock, value
Common stock, value		2,327	1,705
Additional paid-in capital		30,993,846	1,528,642
Accumulated deficit	(20,186,129)	(13,301,720)	(1,570,454)
Total stockholders’ equity (deficit)	20,602,525	17,694,453	(40,107)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	36,852,097	22,008,739	626,112
Revision of Prior Period, Adjustment [Member]
Stockholders’ equity (deficit):
Common stock, value	3,360	2,327
Additional paid-in capital	40,785,294	30,993,846
Sponsor [Member]
Current assets:
Due from related parties	$ 3,000
Related Party [Member]
Current assets:
Due from related parties			13,685
Current liabilities:
Accrued expenses			35,539
Due to related parties			35,539
Note payable - related party		500,000
Related Party [Member] | Revision of Prior Period, Adjustment [Member]
Current liabilities:
Accrued expenses		$ 178,723